1933 Act File No. 333-31137
                                                  1940 Act File No. 811-8281

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X
                                                            ----

      Pre-Effective Amendment No.         ..................

      Post-Effective Amendment No.    1  ...................X
                                   ------                   ----

                                and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   3   ...................................
                    ------

                          GREAT PLAINS FUNDS

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      Victor R. Siclari, Esquire,
                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on _________________; or intends to file the Notice required by that Rule on or about
    October 15, 1998 or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the

   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                            Copies To:

Cameron S. Avery, Esquire
Bell, Boyd & Lloyd
3 First National Plaza
70 West Madison St.
Chicago, IL  60602

                                            CROSS-REFERENCE SHEET

         This Registration Statement of the Great Plains Funds, which consists of five portfolios, (1) Great Plains Equity Fund; (2) Great Plains International Equity Fund;(3) Great Plains Premier Fund; (4) Great Plains Intermediate Bond Fund; and (5) Great Plains Tax-Free Bond Fund, is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                              Prospectus Heading

                                                              (RULE 404(C) CROSS REFERENCE)

Item 1.           COVER PAGE..................................(1-5)Cover Page.
                  ----------
Item 2.           SYNOPSIS                                    (1-5)Summary of Fund Expenses.

Item 3.           CONDENSED FINANCIAL

                   INFORMATION                                (1-5) Performance Information;

Item 4.           GENERAL DESCRIPTION OF

                   REGISTRANT.................................(1-5) Synopsis; (1-5) Fund Objective and Policies;
                                                              (1-5) Portfolio Investments and Strategies.

Item 5.           MANAGEMENT OF THE FUND......................(1-5) Great Plains Funds Information; (1-5) Management
                  ----------------------
                                                              of the Trust; (1-5) Brokerage Transactions; (1-5)
                                                              Distribution of Fund Shares; (1-5) Shareholder
                                                              Servicing Arrangements; (1-5) Administrative
                                                              Arrangements; (1-5) Administration of the Trust; (1-5)
                                                              Administrative Services; (1-5) Expenses of the Funds;
                                                              (1-5) Distribution Plan.
Item 6.           CAPITAL STOCK AND OTHER

                   SECURITIES.................................(1-5) Dividends and Capital Gains; (1-5) Certificates
                                                              and Confirmations; (1-5) Shareholder Information; (1-5)
                                                              Voting Rights; (1-5) Effect of Banking Laws; (1-5)
                                                              Tax Information; (1-5) Federal Income Tax; (1-5) State
                                                              and Local Taxes; (5) Nebraska Taxes.

Item 7.           PURCHASE OF SECURITIES BEING

                   OFFERED....................................(1-5) Net Asset Value; (1-5) Investing in the Funds;
                                                              (1-5) Share Purchases; (1-5) Minimum Investment Required;
                                                              (1-5) What Shares Cost; (1-5) Reducing  the Sales Charge;
                                                              (1-5) Sales Charge Waivers; (1-5) Systematic Investment
                                                              Program; (1-5) Exchange Privilege.

Item 8.           REDEMPTION OR REPURCHASE....................(1-5) Redeeming Shares; (1-5) By Telephone; (1-5) By
                                                              Mail;(1-5) Systematic Withdrawal; (1-5) Accounts with
                                                              Low Balances.

Item 9.           PENDING LEGAL PROCEEDINGS                   None.




PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          COVER PAGE..................................(1-5) Cover Page.
                  ----------
Item 11.          TABLE OF CONTENTS...........................(1-5) Table of Contents.
                  -----------------
Item 12.          GENERAL INFORMATION AND

                   HISTORY                                    (1-5) Banking Laws.

Item 13.          INVESTMENT OBJECTIVES AND

                   POLICIES...................................(1-5) Policies and Acceptable Investments; (1-5)
                                                              Investment Limitations; (5) Nebraska Investment Risks.

Item 14.          MANAGEMENT OF THE FUND......................(1-5) Great Plains Funds Management; (1-5) Trustees'
                  ----------------------
                                                              Compensation.
Item 15.          CONTROL PERSONS AND

                   PRINCIPAL HOLDERS OF

                   SECURITIES                                 Not applicable.

Item 16.          INVESTMENT ADVISORY AND

                   OTHER SERVICES.............................(1-5) Investment Advisory Services; (1-5) Shareholder
                                                              Servicing Arrangements; (1-5) Other Services.

Item 17.          BROKERAGE ALLOCATION........................(1-5) Brokerage Transactions.
                  --------------------
Item 18.          CAPITAL STOCK AND OTHER

                   SECURITIES                                 Not applicable.

Item 19.          PURCHASE, REDEMPTION AND PRICING

                   OF SECURITIES BEING OFFERED................(1-5) Distribution Plan and Agreement; (1-5)
                                                              Determining Market Value; (1-5) Redemption in Kind.

Item 20.          TAX STATUS..................................(1-5) Tax Status; (1-5) Massachusetts Partnership Law;.
                  ----------
Item 21.          UNDERWRITERS................................Not applicable.
                  ------------
Item 22.          CALCULATION OF PERFORMANCE

                   DATA.......................................(1-5) Total Return;(1-5) Yield; (5) Tax-Equivalent
                                                              Yield; (1-5) Performance Comparisons;

Item 23.          FINANCIAL STATEMENTS........................(1-5) To be filed by Amendment.
                  --------------------




PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

                  (a)      Financial Statements (Filed in Part A)
                  (b)      Exhibits:

                            (1) Conformed Copy of Declaration of Trust of the Registrant;(1.)
                            (2)     Copy of By-Laws of the Registrant;(1.)

                            (3)     Not applicable;
                            (4)     Not applicable;

                            (5)         (i) Conformed Copy of Investment
                                            Advisory Contract of the
                                            Registrant;(3.)
                                          (ii-vi) Conformed Copy of Exhibits
                                                  A through E to the Investment
                                                  Advisory Contract;(3.)

          (vii)Conformed Copy the Sub-Advisory Contract;(3.)

                            (6)         (i)    Conformed Copy of Distributor's
                                               Contract of the Registrant; (2.)

                                        (ii)Conformed Copy of Exhibit A to the
                                    Distributor's Contract; (2.)

                                        (iii)Conformed Copy of Mutual Fund
                                             Sales and Service Agreement; (2.)

                            (7)     Not applicable;

                            (8)         (i)    Conformed Copy of Custodian
                                    Contract of the Registrant;+

                            (9)     Conformed Copy of Agreement for Fund
                                    Accounting Services, Administrative
                                    Services, and Transfer Agency Services of the Registrant; (2.)

                           (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered;(2.)

                           (11) Conformed Copy of Consent of Independent Auditors; (2.)
                           (12)     Not applicable;
                           (13)     Conformed Copy of Initial Capital

                                    Understanding;(3.)
                           (14)     Not applicable;

                           (15)     (i)     Conformed Copy of Distribution Plan
                                            of Registrant; (2.)
                                    (ii)    Conformed Copy of Exhibit A to the
                                            Distribution Plan; (2.)

                           (16)     Not applicable to current filing;
                           (17)     Not applicable to current filing;
                           (18)     Not applicable to current filing;
                           (19)     Conformed copy of Power of Attorney; (2.)

Item 25.          Persons Controlled by or Under Common Control with Registrant

                  None

-------------------------
+        All exhibits have been filed electronically.

(1.) Response is incorporated by reference to Registrant's Initial
     Registration Statement on Form N-1A filed July 11, 1997 (File Nos. 333-31137 and 811-8281.)

(2.) Response is incorporated by reference to Registrant's
     Pre-Effective Amendment No. 1 on Form N-1A filed September 10, 1997 (File Nos. 333-31137 and 811-8281.)

(3.) Response is incorporated by reference to Registrant's
     Pre-Effective Amendment No. 2 on Form N-1A filed September 18, 1997 (File Nos. 333-31137 and 811-8281.)

Item 26.          Number of Holders of Securities:

                                                    Number of Record Holders

     TITLE OF CLASS                                 AS OF_AUGUST 25, 1997
     --------------                                 ---------------------

     Shares of beneficial interest
     (no par value)

     Great Plains Equity Fund                                        0
     Great Plains Premier Fund                                       0
     Great Plains International Equity Fund                          0
     Great Plains Intermediate Bond Fund                             1
     Great Plains Tax-Free Bond Fund                                 0

Item 27.          Indemnification:

                  Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 2 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and First Commerce Investors ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

                  Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 28.          Business and Other Connections of Investment Adviser:

               (a) First Commerce Investors, Inc. is a registered investment adviser providing investment management services to individuals and institutional clients. First Commerce Investors, Inc. is a wholly owned subsidiary of First Commerce Bancshares, Inc., a multi-bank holding company organized as a Nebraska corporation ("FCB"). Through its subsidiaries and affiliates, FCB provides a comprehensive range of trust, commercial, consumer, correspondent and mortgage banking services. At December 31, 1996, FCB had an asset base of over $2 billion.

                         Although First Commerce Investors, Inc. has not previously served as an investment adviser to a mutual fund, it has managed, on behalf of its trust clients, eight common and collective investment funds having a market value of approximately $1.6 billion.

                  The principal executive officers and directors of the Trust's Investment Adviser and Sub-Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with First Commerce Investors, Inc.




                (1)                                 (2)                                   (3)

NAME                                 POSITION WITH ADVISER               OTHER SUBSTANTIAL BUSINESS,
                                                                         PROFESSION, VOCATION OR EMPLOYMENT

James Stuart, III                    Chairman & CEO                      Chief Invest. Officer and Sec.,
                                                                         Stuart Global Invest. Co., BVI;
                                                                         Consultant, J. Stuart, III Sole
                                                                         Proprietorship; Exec. V.P., Stuart
                                                                         Investment Co.; Director, First
                                                                         Commerce Bancshares

James Stuart, Jr.                    Vice President, Vice Chairman;      Chairman & CEO, First Commerce
                                     Director; Invest. Committee Member  Bancshares; Vice Chairman, Director,

                                                                         Invest. Committee Mem., First
                                                                         Commerce Investors, Inc.; Chairman,
                                                                         National Bank of Commerce

Harry Cameron Hinds                  President

Walter Bruce Remington, II           Vice President                      Adjunct Faculty, U. of Nebraska

Jerry Edward Beyke                   Vice President                      General Partner, Beyke Asset
                                                                         Management

Bradley F. Korell                    Director; Investment Committee      President and Director, National Bank
                                     Member                              of Commerce; Vice Chairman, Director

                                                                         - Inv. Committee, First Commerce
                                                                         Investors, Inc.

Keith LeRoy Broman                   Director; Chairman, Investment
                                     Committee

Anne Elizabeth Hansen                Asst. V.P. and Compliance Officer

Kenneth L. Cheloha                   Investment Committee Member         CFO, Lincoln General Hospital;

Charles Wayne Hoskins                Investment Committee Member         Consultant

Gene Henry Koepke                    Investment Committee Member         Professor, U. of Nebraska - Kearney

Roy Martin Otte                      Director; Investment Committee
                                     Member

Christopher P. Sullivan              Investment Officer

            (b) Peter A. Kinney is a registered investment adviser with the Securities and Exchange
                      Commission and has been acting in a consulting capacity for First Commerce Investors, Inc.
                      since 1993. During that period, he has provided consultation and recommendations on international equities, economies and currencies to First Commerce Investors, Inc. Peter A.
                      Kinney serves as Sub-Adviser to the Great Plains
                      International Equity Fund and the Great Plains
                      Equity Fund.

ITEM 29.          PRINCIPAL UNDERWRITERS:

                  ITEM 29.PRINCIPAL UNDERWRITERS:

                  (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                         Registrant: BT Advisor Funds, BT
                         Institutional Funds, BT Investment Funds, BT
                         Pyramid Mutual Funds, Excelsior Funds,
                         Excelsior Funds, Inc., (formerly, UST Master
                         Funds, Inc.), Excelsior Institutional Trust,
                         Excelsior Tax-Exempt Funds, Inc. (formerly,
                         UST Master Tax-Exempt Funds, Inc.), FTI
                         Funds, FundManager Portfolios, Great Plains
                         Funds, Marketvest Funds, Marketvest Funds,
                         Inc., Old Westbury Funds, Inc. and WesMark
                         Funds.

                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices

 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT
Lawrence Caracciolo                        Director, President,                                  --

Federated Investors Tower                  Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                           Director,                                             --
Federated Investors Tower                  Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue                     Director,                                             --
Federated Investors Tower                  Edgewood Services, Inc.

Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Vice President,                                       --
Federated Investors Tower                  Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt                          Vice President,                                       --
Federated Investors Tower                  Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes                           Vice President,                                       --
Federated Investors Tower                  Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                             --
Federated Investors Tower                  Edgewood Services, Inc.

Pittsburgh, PA 15222-3779




S. Elliott Cohan                           Secretary,                                Assistant Secretary
Federated Investors Tower                  Edgewood Services, Inc.

Pittsburgh, PA 15222-3779

Thomas J. Ward                             Assistant Secretary,                                  --
Federated Investors Tower                  Edgewood Services, Inc.

Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.                     Treasurer,                                            --
Federated Investors Tower                  Edgewood Services, Inc.
Pittsburgh, PA 15222-3779


                 (c) Not applicable

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                   Federated Investors Tower
                                             Pittsburgh, PA  15222-3779

Federated Shareholder Services Company       Federated Investors Tower
("Transfer Agent, Dividend                   Pittsburgh, PA  15222-3779
Disbursing Agent and Portfolio

Accounting Services")

Federated Services Company                   Federated Investors Tower
("Administrator")                            Pittsburgh, PA  15222-3779

National Bank of Commerce                    1248 "O" Street
( "Custodian")                               Lincoln, Nebraska 68508

First Commerce Investors, Inc.               610 NBC Center
("Adviser")                                  Lincoln, Nebraska 68508

Peter A. Kinney                              11 S. LaSalle #2900
("Sub-Adviser")                              Chicago, IL 60603

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to file a
                  post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, GREAT PLAINS FUNDS, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of October, 1997.

                          GREAT PLAINS FUNDS

                           BY: /s/ Victor R. Siclari
                           Victor R. Siclari
                           Attorney in Fact for Edward C. Gonzales
                           October 2, 1997

      Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                              TITLE                           DATE

By:   /s/ Victor R. Siclari

      Victor R. Siclari              Attorney In Fact          October 2, 1997
                                     For the Persons
                                     Listed Below

      NAME                              TITLE

Edward C Gonzales*                   President

C. Christine Thomson*                Treasurer

Dr. Keith Broman*                    Trustee

Hugh Hansen*                         Trustee

George E. Howard*                    Trustee

Dr. Martin A. Massengale*            Trustee

Keith C. Mitchell*                   Trustee

* By Power of Attorney